LEASE (Tables)	12 Months Ended
Dec. 31, 2019
LEASE
Summary of balances reported in the consolidated balance sheet related to the leases

As at December 31, 2019
(HK$ in thousands)

Operating lease right-of-use assets	161,617
Operating lease liabilities	172,466

Summary of operating lease cost reported in the consolidated statements of comprehensive (loss)/income

Year ended
December 31, 2019
(HK$ in thousands)

Operating lease cost	64,756

Summary of undiscounted cash flows of leases to present value of operating lease payments

December 31, 2019
(HK$ in thousands)

2020	56,714
2021	46,968
2022	44,354
2023	40,346
Thereafter	—
Total undiscounted operating lease payments	188,382
Less: imputed interest	(15,916)
Present value of operating lease liabilities	172,466

Summary of minimum annual lease commitments in accordance with ASC Topic 840

December 31, 2018
(HK$ in thousands)

2019	54,417
2020	56,705
2021	42,090
2022	46,232
2023	42,701
Thereafter	—
242,145